CONSOLIDATED BALANCE SHEET (USD $)	Sep. 30, 2011	Mar. 31, 2011
Current assets:
Cash	$ 1,029	$ 682
Total current assets	1,029	682
Trademark	736	775
Website	203	244
Total other assets	939	1,019
Total assets	1,968	1,701
Current liabilities:
Accounts payable	10,479	893
Total current liabilities	10,479	893
Accrued interest payable - related party	1,445	280
Line of credit - related party	56,291	22,596
Total long term liabilities	57,736	22,876
Total liabilities	68,215	23,769
Stockholders' deficit:
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of September 30, 2011 and March 31, 2011
Common stock, $0.001 par value, 100,000,000 shares authorized, 33,626,800 and 33,450,000 shares issued and outstanding as of September 30, 2011 and March 31, 2011	33,627	33,450
Additional paid-in capital	45,493	4,950
Deficit accumulated during development stage	(145,367)	(60,468)
Total stockholders' deficit	(66,247)	(22,068)
Total liabilities and stockholders' deficit	$ 1,968	$ 1,701